Tax credit and other receivables/Other payables - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Text Block [Abstract]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	€ 101,920,506	€ 1,015,792		€ 101,920,506
Permanent Differences For Which No Deferred Tax AssetIs Recognised	54,756,984	54,756,984
Deferred Tax Liabilities	30,477	40,636	[1]
Amortization Of Intangible Assets	10,159	€ 0		€ 0
Deferred Tax Assets	€ 0
Corporate tax rate	25.00%

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.